Note 14 - Tax Expense - Movement in Recognized Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		$ (15,865)	[1]	$ (11,260)
Recognised in profit or loss		(3,696)		(4,611)
Foreign exchange movement		6		6
Deferred tax assets (liabilities)	[1]	(19,555)		(15,865)
Property, plant, and equipment deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		(17,092)	[1]	(12,988)
Recognised in profit or loss		(3,893)		(4,104)
Foreign exchange movement
Deferred tax assets (liabilities)	[1]	(20,985)		(17,092)
Allowance for obsolete stock deferred tax asset [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		12	[1]
Recognised in profit or loss		23		12
Foreign exchange movement
Deferred tax assets (liabilities)	[1]	35		12
Prepayments deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		(3)	[1]	(3)
Recognised in profit or loss		(1)		2
Foreign exchange movement				(2)
Deferred tax assets (liabilities)	[1]	(4)		(3)
Unrealised foreign exchange gains (losses) [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	[1]
Recognised in profit or loss		97
Foreign exchange movement
Deferred tax assets (liabilities)	[1]	97
Other temporary differences [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		1,218	[1]	733
Recognised in profit or loss		66		477
Foreign exchange movement		6		8
Deferred tax assets (liabilities)	[1]	1,290		1,218
Share-based payments deferred tax assets [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	[1]
Recognised in profit or loss		12
Foreign exchange movement
Deferred tax assets (liabilities)	[1]	12
Assessed tax losses deferred tax asset [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)				998
Recognised in profit or loss				(998)
Foreign exchange movement
Deferred tax assets (liabilities)

[1]	The deferred tax liability consists of a deferred tax asset of $65 (2016: $44) from the South African operations and a deferred tax liability of $19,620 (2016: $15,909) due to the Zimbabwean operations. The amounts are in different tax jurisdictions and cannot offset. The amounts are presented as a Non-current asset and a Non-current liability in the Statement of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.